Derivative Instruments and Hedging Activities	9 Months Ended
Sep. 30, 2014
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

5.Derivative Instruments and Hedging Activities

The Company had various commodity derivatives in place to offset uncertain price fluctuations that could affect its future operations as of September 30, 2014 and December 31, 2013, as follows:

Hedging Positions

	September 30, 2014
				Weighted	Final
		Low	High	Average	Expiration

Oil swaps	Exercise price	$81.70	$101.53	$88.33
	Barrels per month	29,000	179,589	86,747	December 2017
Natural gas swaps	Exercise price	$3.88	$6.90	$4.57
	mmbtu per month	680,000	1,780,000	970,847	December 2018
Basis swaps	Contract differential	$(0.43)	$(0.11)	$(0.31)
	mmbtu per month	320,000	870,000	439,444	March 2016
Natural gas liquids swaps	Exercise price	$6.72	$95.24	$40.80
	Barrels per month	2,000	171,000	57,487	December 2017

	December 31, 2013
				Weighted	Final
		Low	High	Average	Expiration

Oil swaps	Exercise price	$81.70	$102.84	$89.03
	Barrels per month	29,000	161,613	96,149	December 2017
Natural gas swaps	Exercise price	$3.88	$6.90	$4.26
	mmbtu per month	510,000	1,290,000	830,275	December 2017
Basis swaps	Contract differential	$(0.43)	$(0.11)	$(0.34)
	mmbtu per month	320,000	690,000	467,037	March 2016
Natural gas liquids swaps	Exercise price	$6.72	$95.24	$32.98
	Barrels per month	2,000	118,000	46,646	December 2017

The Company recognized a net gain on derivative instruments of $41.2 million for the three months ended September 30, 2014, and a net loss of $9.8 million for the nine months ended September 30, 2014.  The Company recognized a net loss on derivative instruments of $20.7 million for the three months ended September 30, 2013 and a net gain of $4.4 million for the nine months ended September 30, 2013.

Offsetting Assets and Liabilities

As of September 30, 2014, the counterparties to our commodity derivative contracts consisted of seven financial institutions as we entered into some contracts with a new counterparty during the current year. All of our counterparties or their affiliates are also lenders under our credit facility. Therefore, we are not generally required to post additional collateral under our derivative agreements.

Our derivative agreements contain set-off provisions that state that in the event of default or early termination, any obligation owed by the defaulting party may be offset against any obligation owed to the defaulting party.

The following table presents information about our commodity derivative contracts that are netted on our Consolidated Balance Sheet as of September 30, 2014 and December 31, 2013:

(in thousands)	Gross Amounts of Recognized Assets / Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets / Liabilities Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet	Net Amount
September 30, 2014
Commodity derivative contracts
Assets	$31,781	$(3,727)	$28,054	$148	$28,202
Liabilities	(5,725)	3,727	(1,998)	—	(1,998)
December 31, 2013
Commodity derivative contracts
Assets	$38,071	$(6,035)	$32,036	$2,199	$34,235
Liabilities	(14,347)	6,035	(8,312)	(2,542)	(10,854)